Defined benefit plan (Details) (USD $)	2 Months Ended
Dec. 31, 2011
Defined benefit plan
Expected contribution to pension plans	$ 1,300,000
Net annual periodic pension cost
Service cost benefits earned	103,000
Interest cost on benefit obligation	91,000
Expected return on plan assets	(89,000)
Net period benefit cost	105,000
Change in benefit obligation
Benefit obligation at acquisition date	(11,909,000)
Service cost	(103,000)
Interest cost	(91,000)
Actuarial loss	(599,000)
Employee contributions	(11,000)
Foreign currency translation adjustment	(13,000)
Benefit obligation at end of year	(12,725,000)
Change in plan assets
Fair value of plan assets at acquisition date	10,525,000
Actual return on plan assets' Employee contributions	(65,000)
Employee contributions	11,000
Foreign currency translation adjustment	(11,000)
Fair value of plan assets at end of year	10,482,000
Funded status at end of year - excess of obligation over assets	(2,243,000)
Amount recognized in the balance sheet
Non-current liabilities	2,243,000
Amounts recognized in accumulated OCI
Unrecognized loss	489,000
Balances of significant components of the pension plan
Projected benefit obligation	(12,725,000)
Accumulated benefit obligation	9,900,000
Fair value of plan assets	$ 10,482,000